INCOME TAXES (Disclosure of provision for income taxes) (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Major components of tax expense (income) [abstract]
Loss from continuing operations before income taxes	$ (12,022,113)	$ (3,868,650)
Loss from discontinued operations before income taxes	(26,671,935)	0
(Loss) before income taxes	(38,694,048)	(3,868,650)
Expected income tax recovery based on statutory rate	(10,254,000)	(1,025,000)
Adjustments to expected income tax benefit:
Stock-based compensation	1,253,000	582,000
Non-deductible expenses and other	8,000	(361,000)
Change in benefit of tax assets not recognised	8,993,000	804,000
Deferred income tax provision (recovery)	$ 0	$ 0